DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Applicable Margins and Floor Interest Rates Exit Financing Facility

Interest on the 2017 Debt Facilities is calculated, at the Administrative Borrower’s option, based upon (i) an alternate base rate (“ABR”) plus the applicable margin or (ii) Adjusted LIBOR plus the applicable margin. ABR is defined as the highest of (i) the Base Rate (i.e., the prime rate published in The Wall Street Journal), (ii) the Federal Funds Effective Rate plus 0.50%, (iii) the one-month Adjusted LIBOR Rate plus 1.00% and (iv) 2.00% per annum. The applicable margins and floor interest rates for each facility are as follows:

Facility	2017 Term Loan Facility		2017 Revolver Facility
Rate	ABR	LIBOR	ABR	LIBOR
Floor	2.00%	1.00%	2.00%	1.00%
Applicable Margin	4.50%	5.50%	2.50%	3.50%

Contractual Obligation, Fiscal Year Maturity Schedule

As of December 31, 2017, the aggregate annual principal payments required to be made on the 2017 Term Loan Facility are as follows:

Year	Amount
2018	$24,063
2019	27,500
2020	27,500
2021	27,500
2022	440,000
Aggregate principal payments required	$546,563

Schedule of Interest Paid

The following table summarizes interest expense, including amortization of issuance and deferred financing costs (for additional information related to deferred financing costs see Note 2, “Significant Accounting Policies”), commitment, administrative and other fees, recognized during the years ended December 31, 2017, 2016 and 2015 with respect to the Company’s debt facilities:

Debt facility	2017	2016	2015
2017 Term Loan Facility, due 2022	$22,546	$-	$-
2017 Revolver Facility, due 2021	495	-	-
INSW Facilities, due 2019	16,743	38,442	42,688
Total debt related interest expense	$39,784	$38,442	$42,688

The following table summarizes interest paid, excluding deferred financing fees paid, and capitalized interest, during the years ended December 31, 2017, 2016 and 2015 with respect to the Company’s debt facilities:

Debt facility	2017	2016	2015
2017 Term Loan Facility, due 2022	$16,319	$-	$-
2017 Revolver Facility, due 2021	316	-	-
INSW Facilities, due 2019	16,732	33,039	36,368
Total debt related interest expense paid	$33,367	$33,039	$36,368

Parent Company [Member]
Schedule of Long-term Debt Instruments

Debt consists of the following:

As of December 31,	2017	2016
INSW term loan, due 2019, net of unamortized discount and deferred finance costs of $20,311	$-	$439,651
Less current portion	-	(6,183)
Long-term debt	$-	$433,468

Term Loan [Member]
Schedule of Long-term Debt Instruments

Debt consists of the following:

	December 31,	December 31,
	2017	2016
2017 Term Loan Facility, due 2022, net of unamortized discount
and deferred costs of $23,074	$523,489	$-
2017 Revolver Facility, net of unamortized deferred costs of $552	29,448	-
INSW Term Loan Facility, due 2019, net of unamortized discount
and deferred costs of $20,311	-	439,651
	552,937	439,651
Less current portion	(24,063)	(6,183)
Long-term portion	$528,874	$433,468

Capitalized terms used hereafter have the meaning given in these consolidated financial statements or in the respective transaction documents referred to below, including subsequent amendments thereto.